Schedule of Investments
March 31, 2022 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.06%

Aircraft Engines & Engine Parts - 1.51%
Raytheon Technologies Corp.	314	31,108

Biological Products (No Diagnostic Substances) - 6.60%
Biogen, Inc. (2)	154	32,432
Coherus Biosciences, Inc. (2)	2,793	36,058
Gilead Sciences, Inc.	541	32,163
Halozyme Therupeutics, Inc. (2)	908	36,211

		136,864

Canned Frozen & Preserved Fruit, Veg, & Food Specialties - 1.59%
The Kraft Heinz Co.	839	33,048

Canned, Fruits, Veg & Preserves, Jams & Jellies - 3.27%
Seneca Foods Corp. (2)	654	33,707
The J.M. Smucker Co.	253	34,259

		67,966

Cigarettes - 1.60%
Altria Group, Inc.	635	33,179

Diagnostic & Research- 1.66%
Quidel Corp. (2)	307	34,525

Electric & Other Services Combined - 8.37%
ALLETE, Inc. (2)	523	35,031
Avista Corp.	733	33,095
Consolidated Edison, Inc. (2)	382	36,168
Exelon Corp. (2)	766	36,485
NorthWestern Corp.	546	33,028

		173,807

Electric Services - 8.50%
American Electric Power Company, Inc. (2)	357	35,618
Black Hills Corp. (2)	470	36,199
NRG Energy, Inc.	885	33,949
PNM Resources Inc	726	34,608
PPL Corp. (2)	1,271	36,300

		176,674
Food & Kindred Products - 2.98%
ConAgra Brands, Inc. (2)	940	31,556
The Hain Celestial Group, Inc. (2)	882	30,341

		61,897

Gas & Other Services Combined - 1.81%
Sempra Energy	224	37,659

Guided Missiles & Space Vehicles & Parts - 1.55%
Lockheed Martin Corp.	73	32,222

Laboratory Analytical Instruments - 1.52%
Mettler-Toledo International, Inc. (2)	23	31,583

Malt Beverages - 0.94%
Molson Coors Beverage Co. Class A	335	19,624

Pharmaceutical Preparations - 11.55%	474	34,616
Bristol-Myers Squibb Co.	1,707	33,030
Collegium Pharmaceutical, Inc. (2)	1,708	34,775
Innoviva, Inc. (2)	424	34,789
Merck & Co., Inc.	210	36,175
Moderna, Inc. (2)	865	30,214
Organon & Co. (2)	703	36,394
Pfizer, Inc.
		239,994
Retail Grocery Stores - 1.86%
The Kroger Co.	673	38,610

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.53%
Northrop Grumman Corp. (2)	71	31,753

Services-Commercial, Physical, & Biological Research - 3.12%
Charles River Laboratories International, Inc. (2)	112	31,805
IQVIA Holdings, Inc. (2)	143	33,063

		64,868

Services-Computer Inergrated Systems Design - 1.57%
Cerner Corp.	349	32,652

Services-Computer Programming, Data Processing, Etc. - 1.77%
Allscripts Healthcare Solutions, Inc. (2)	1,632	36,753

Services-General Medical & Surgical Hospitals, Nec - 3.10%
Tenet Healthcare Corp. (2)	369	31,719
Universal Health Services, Inc. Class B	226	32,759

		64,478

Services-Health Services - 3.51%
Tivity Health, Inc. (2)	1,179	37,928
West Pharmaceutical Services, Inc.	85	34,910

		72,838

Services-Home Health Care Services - 1.57%
Cross Country Healthcare, Inc. (2)	1,503	32,570

Services-Hospitals - 1.62%
Select Medical Holdings Corp. (2)	1,405	33,706

Services-Medical Laboratories - 1.52%
Laboratory Corporation of America Holdings	120	31,639

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.68%
Constellation Brands, Inc. Class B	150	34,899

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.75%
McKesson Corp.	119	36,429

Wholesale-Farm Product Raw Materials - 1.67%
Universal Corp.	596	34,610

Wholesale-Personal Care Products - 1.66%
Nu Skin Enterprises, Inc. Class A (2)	721	34,521

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.68%
Hologic, Inc. (2)	455	34,953

Total Common Stock	(Cost $ 1,620,645)	1,725,429

Exchange Traded Funds - 16.05%

Short MSCI EAFE ProShares (3)	5,147	96,403
ProShares Short Russell 2000 ETF (3)	4,338	95,957
ProShares Short S&P 500 ETF (3)	10,007	140,999

Total Exchange Traded Funds	(Cost $ 338,607)	333,359

Money Market Registered Investment Companies - 0.89%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (4)	18,588	18,588

Total Money Market Registered Investment Companies	(Cost $ 18,588)	18,588

Total Investments - 99.62%	(Cost $ 2,012,310)	2,077,375

Other Assets Less Liabilities - .38%		7,897

Total Net Assets - 100.00%		2,085,272

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$2,077,375	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,077,375	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.